Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ 1,432,755	$ 354,497	$ 695,755
Net cash flows provided by (used in) investing activities	(66,306)	(315,627)	(41,874)
Net cash flows provided by (used in) financing activities	1,569,735	(69,923)	(449,272)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,058,317	84,887	$ 287,963
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	(109,188)	(359,168)
Net cash flows provided by (used in) investing activities	27,673	111,607
Net cash flows provided by (used in) financing activities	74,137	115,303
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (7,378)	$ (132,258)